Income Taxes (Details 3)	12 Months Ended
Dec. 31, 2012
United States of America [Member]
Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year
Income tax examination year under examination	2010
Florida [Member]
Summary of Income Tax Examination Major Tax jurisdictions along with Tax Year
Income tax examination year under examination	2008